Additional disclosure requirements - Condensed Balance Sheets (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and due from banks	€ 119,102		€ 158,978
Trading account assets	286,941	€ 252,318
Premises and equipment, net	25,515	26,416
Other assets	11,798	8,719
TOTAL ASSETS	1,954,465	1,867,515
Liabilities
Other liabilities	15,182	15,937
TOTAL LIABILITIES	1,838,567	1,754,767
Stockholders' equity
Capital stock	7,345	7,345
TOTAL EQUITY	115,898	112,748	€ 108,985	€ 107,327
TOTAL LIABILITIES AND EQUITY	1,954,465	1,867,515
Banco Santander S.A. | Reportable legal entities
Assets
Cash and due from banks	126,198	144,292
Trading account assets	184,891	154,939
Investment securities	109,138	91,217
Investment in affiliated companies	101,780	98,317
Premises and equipment, net	5,728	5,825
Other assets	14,790	18,941
TOTAL ASSETS	897,138	836,784
Liabilities
Deposits	419,537	415,898
Short-term debt	172,032	129,462
Long-term debt	118,829	114,756
Total debt	290,860	244,218
Other liabilities	101,657	94,325
TOTAL LIABILITIES	812,055	754,441
Stockholders' equity
Capital stock	7,345	7,345
Retained earnings and other reserves	77,739	74,998
TOTAL EQUITY	85,084	82,343
TOTAL LIABILITIES AND EQUITY	897,138	836,784
Banco Santander S.A. | Reportable legal entities | Loans and Leases
Assets
Financial assets	354,613	323,253
Bank subsidiaries | Banco Santander S.A. | Reportable legal entities
Assets
Cash and due from banks	14,622	11,517
Investment securities	12,994	13,607
Investment in affiliated companies	74,510	71,796
Liabilities
Deposits	10,856	8,773
Total debt	6,281	3,994
Non-bank subsidiaries | Banco Santander S.A. | Reportable legal entities
Assets
Investment securities	1,639	1,697
Investment in affiliated companies	27,270	26,521
Liabilities
Deposits	31,748	26,412
Total debt	1,374	1,363
Non-bank subsidiaries | Banco Santander S.A. | Reportable legal entities | Loans and Leases
Assets
Financial assets	€ 23,115	€ 23,340